Debt	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Debt	Debt
Debt outstanding consists of the following:

	June 30, 2024	December 31, 2023
Revolver	$21,288	$32,000
Paycheck Protection Program Loan	180	194
Less revolver issuance costs	(176)	(252)
Loans payable, current	21,292	31,942

Convertible Note (a)	52,768	50,585
Embedded derivative (b)	5,059	14,308
Less issuance costs on convertible debt	(86)	(116)
Paycheck Protection Program Loan	—	82
Loans payable, non-current	57,741	64,859

Loans payable, related parties, non-current	4,715	4,670
	$83,748	$101,471
(a) The Convertible Note balance at June 30, 2024 is comprised of the convertible note's initial measurement at $50,260, which represents the gross proceeds received less fair value of the embedded derivative, $1,643 of PIK note issued in June 2024, $146 of accrued PIK interest for which the PIK note will be issued in December 2024, and accretion of discount on issuance of $719.
The Convertible Note balance on December 31, 2023 is comprised of the Convertible Note's initial measurement at $50,260, which represents the gross proceeds received less fair value of the embedded derivative, $169 of accrued PIK interest, and accretion of discount on issuance of $156.
(b) Represents the embedded derivative included within the Convertible Note that is bifurcated and stated at fair value.

As of June 30, 2024 and December 31, 2023, the Company believes it was in material compliance with covenants on all its debt agreements.
The following table summarizes the debt maturities for the Convertible Note, the Revolver and the Paycheck Protection Program Loan (see further discussion of these debt instruments below):

Remainder of 2024	$98
2025	82
2026	—
2027	—
2028 (1) (2)	88,077
Thereafter	—
$88,257
(1) The Company classifies the Revolver as a current liability on its consolidated balance sheets due to its intent and practice of using the Revolver for short-term financing needs. However, in the table above, the Revolver has been reflected at its maturity date in 2028.
(2) Debt maturing in 2028 also includes the Convertible Note with a maturity value of $65,000, PIK note issued with a maturity value of $1,643, and accrued PIK interest of $146.

Convertible Note

Concurrent with the closing of the GEH Acquisition described in detail in Note 3, the Company issued a senior secured convertible note, in the principal amount of $65,000 (the “Convertible Note”). The Convertible Note bears (i) cash interest at the rate of 5.00% per annum and (ii) paid-in-kind interest ("PIK") at the rate of 5.00% per annum, payable by issuing additional notes (the “Convertible Note” or "Notes" while referring to the Convertible Note plus the Notes issued in connection with the PIK interest). The cash interest and PIK interest are both payable semiannually on June 15 and December 13 of each year. The Company prepaid the cash interest due in 2024 at the time of issuance of the Convertible Note, so the first semiannual payment of cash interest will be on June 15, 2025. PIK interest is payable by issuing additional notes in an amount equal to the applicable amount of PIK interest for the interest period. In June 2024, the Company issued a PIK note in the principal amount of $1,643.

Certain features of the Convertible Note require bifurcation and separate accounting as a single embedded derivative (the “Embedded Derivative”) from the Convertible Note pursuant to ASC 815. The Embedded Derivative is measured at fair value utilizing Level 3 inputs under the fair value measurement hierarchy. As of June 30, 2024 and December 31, 2023, the Embedded Derivative was valued at $5,059 and $14,308, respectively. The decrease in fair value was largely driven by a decline in the Company's share price over that period. It is included in non-current loans payable in the consolidated balance sheets.

During the six months ended June 30, 2024, the Company recognized a gain on remeasurement of the Embedded Derivative of $9,249, which was recorded in the consolidated statement of operations.
The fair value of the Embedded Derivative was calculated using a with and without method at June 30, 2024 and December 31, 2023 using a Monte Carlo simulation model with the following assumptions -

	June 30, 2024	December 31, 2023	Relationship of significant unobservable input to fair value
Expected volatility	62.0%	56.0%	Increase in expected volatility will increase the value of the derivative
Risk-free rate	4.4%	3.8%	Increase in risk-free rate will increase the value of the derivative
Credit risk adjusted rate	20.0%	20.0%	Increase in credit risk adjusted rate will increase the value of the derivative

Revolver

In June 2018, the Company entered into a secured revolving line of credit facility for borrowings up to $35,000 with Bank of America with an original termination date of June 25, 2021, which was extended to January 19, 2028 through subsequent amendments. Subsequent amendments also amended the borrowing capacity up to $74,000 through March 31, 2024, and $50,000 thereafter through January 19, 2028. During the six months ended June 30, 2024, the Company expensed revolver amendment fees and expenses of $77. Amendment fees were not written off during the six months ended June 30, 2023.

As of June 30, 2024 and December 31, 2023, the outstanding balance on the line of credit was $21,288 and $32,000, respectively. Of the total outstanding balance at June 30, 2024, $15,288 incurred interest at an annual rate of 9.80%, $3,000 incurred interest at an annual interest rate of 7.68% and $3,000 incurred interest at an annual interest rate of 7.71%. Of the total outstanding balance at December 31, 2023, $10,000 incurred interest at an annual rate of 8.06%, $14,000 incurred interest at an annual interest rate of 8.09% and $8,000 incurred interest at an annual interest rate of 8.08%. As of June 30, 2024 and December 31, 2023, the Company had unused borrowing capacity of $9,157 and $20,473 respectively, based on the borrowing base calculation as of the respective dates.
Paycheck Protection Program
In May 2020, the Company entered into a $5,396 loan agreement under the Paycheck Protection Program (the “PPP”) with a 1% interest rate, which is administered by the U.S. Small Business Administration (the “SBA”). During the six months ended June 30, 2024 and 2023, the Company accrued interest of $1 and $2, respectively, in relation to the Paycheck Protection Program Loan. During the six months ended June 30, 2024 and 2023, the Company repaid $97 and $96 of the PPP loan, including the accrued interest.
The loans payable, related parties, non-current are discussed in detail above in Note 13 - Related Party Transactions.